Derivative Financial Instruments (Notes)	12 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivative Financial Instruments
Hedges of Interest Rate Risk
We enter into interest rate swap contracts to manage differences in the amount of our known or expected cash payments related to our debt. Our objective in using interest rate derivatives is to add stability to interest expense and to manage our exposure to interest rate movements. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for us making fixed-rate payments over the life of the derivative agreements without exchange of the underlying notional amount.
The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. If a derivative is deemed to be ineffective, the ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the years ended June 30, 2014 and 2013, we did not hold any interest rate derivative instruments that were determined to be ineffective.
Amounts reported in accumulated other comprehensive income (loss) related to interest rate swap contracts will be reclassified to interest expense as interest payments are accrued or made on our variable-rate debt. Assuming these derivative instruments continue to qualify for hedge accounting, as of June 30, 2014, we estimate that $1,031 will be reclassified from accumulated other comprehensive income (loss) to interest income during the twelve months ending June 30, 2015. As of June 30, 2014, we had ten outstanding interest rate swap contracts indexed to one-month LIBOR. These instruments were designated as cash flow hedges of interest rate risk and have varying start dates and maturity dates from July 2014 through January 2017. Since the start date of certain contracts has not yet commenced, the notional amount of our outstanding contracts is in excess of the variable-rate debt being hedged as of the balance sheet date.

Interest rate swap contracts outstanding:	Notional Amounts
Contracts accruing interest as of June 30, 2014	$240,000
Contracts with a future start date	105,000
Total	$345,000

Hedges of Currency Risk
We execute currency forward contracts in order to mitigate our exposure to fluctuations in various currencies against our reporting currency, the U.S. dollar. We use currency derivatives, specifically currency forward contracts, to manage this exposure. During the year ended June 30, 2014, we had both currency forward contract activity for which we elected hedge accounting and activity for which we did not elect hedge accounting. In evaluating our currency hedging program and ability to achieve hedge accounting in light of certain changes in our legal entity cash flows, we considered the benefits of hedge accounting relative to the additional economic cost of trade execution and administrative burden. Based on this analysis, we decided to not seek hedge accounting for our currency forward contracts outstanding as of June 30, 2014, but we may elect to apply hedge accounting in future scenarios. As a result, during the year ended June 30, 2014, we have experienced increased volatility within other income (expense), net in our consolidated statements of operations from unrealized gains and losses on the mark-to-market of outstanding currency forward contracts. We expect this volatility to continue in future periods for contracts for which we do not apply hedge accounting.
The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period in which the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings as a component of other income (expense), net. As of June 30, 2014, we have no outstanding currency forward contracts that qualify for hedge accounting and, as such, there are no current balances to be reclassified into earnings over the next twelve months.
    As of June 30, 2014, we had the following outstanding currency forward contracts that were not designated for hedge accounting and were used to hedge fluctuations in the U.S. Dollar value of forecasted transactions denominated in Canadian Dollar, Danish Krone, The Euro, Great British Pound, Indian Rupee, New Zealand Dollar, Norwegian Krone, Swedish Krona, and Swiss Franc:

Notional Amount	Effective Date	Maturity Date	Number of Instruments	Index
$127,514	December 2013 through June 2014	Various dates through June 2015	215	Various

Financial Instrument Presentation
The table below presents the fair value of our derivative financial instruments as well as their classification on the balance sheet as of June 30, 2014 and 2013:

	June 30, 2014
	Asset Derivatives				Liability Derivatives
Derivatives designated as hedging instruments	Balance Sheet line item	Gross amounts of recognized assets	Gross amount offset in consolidated balance sheet	Net amount	Balance Sheet line item	Gross amounts of recognized liabilities	Gross amount offset in consolidated balance sheet	Net amount
Interest rate swaps	Other non-current assets	$—	$—	$—	Other current liabilities/other liabilities	$(771)	$26	$(745)
Total derivatives designated as hedging instruments		$—	$—	$—		$(771)	$26	$(745)

Derivatives not designated as hedging instruments
Currency forward contracts	Other current assets	$410	$(28)	$382	Other current liabilities	$(1,058)	$252	$(806)
Total derivatives not designated as hedging instruments		$410	$(28)	$382		$(1,058)	$252	$(806)

	June 30, 2013
	Asset Derivatives				Liability Derivatives
Derivatives designated as hedging instruments	Balance Sheet line item	Gross amounts of recognized assets	Gross amount offset in consolidated balance sheet	Net amount	Balance Sheet line item	Gross amounts of recognized liabilities	Gross amount offset in consolidated balance sheet	Net amount
Interest rate swaps	Other non-current assets	$400	$(56)	$344	Other current liabilities/other liabilities	$(81)	$11	$(70)
Currency forward contracts	Other current assets	83	(13)	70	Other current liabilities	(208)	5	(203)
Total derivatives designated as hedging instruments		$483	$(69)	$414		$(289)	$16	$(273)

Derivatives not designated as hedging instruments
Currency forward contracts	Other current assets	$—	$—	$—	Other current liabilities	$—	$—	$—
Total derivatives not designated as hedging instruments		$—	$—	$—		$—	$—	$—

The following table presents the effect of our derivative financial instruments designated as hedging instruments and their classification within comprehensive income for the fiscal years ended June 30, 2014 and 2013:

Derivatives in Hedging Relationships	Amount of Gain (Loss) Recognized in Comprehensive Income on Derivatives (Effective Portion)
	Year Ended June 30,
In thousands	2014	2013
Currency contracts that hedge revenue	(107)	280
Currency contracts that hedge cost of revenue	59	(263)
Currency contracts that hedge technology and development expense	70	80
Currency contracts that hedge general and administrative expense	12	(1)
Interest rate swaps	(1,319)	387
	$(1,285)	$483

The following table presents reclassifications out of accumulated other comprehensive income (loss) for the fiscal years ended June 30, 2014 and 2013:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss to Net Income Gain/(Loss)		Affected line item in the Statement of Operations
	Year Ended June 30,
In thousands	2014	2013
Currency contracts that hedge revenue	$(120)	$293	Revenue
Currency contracts that hedge cost of revenue	(112)	(92)	Cost of revenue
Currency contracts that hedge technology and development expense	122	27	Technology and development expense
Currency contracts that hedge general and administrative expense	11	1	General and administrative expense
Interest rate swaps	(372)	189	Interest income (expense), net
Total before income tax	(471)	418	Income (loss) before income taxes and loss in equity interests
Income tax	75	(21)	Income tax provision (benefit)
Total	$(396)	$397

The following table presents the adjustment to fair value recorded within the statement of operations for derivative instruments for which we did not elect hedge accounting, as well as the effect of our de-designated derivative financial instruments that no longer qualify as hedging instruments in the period:

Derivatives not classified as hedging instruments	Amount of Gain (Loss) Recognized in Income		Location of Gain (Loss) Recognized in Income (Ineffective Portion)
	Year Ended June 30,
In thousands	2014	2013
Currency contracts	$(7,473)	$29	Other income (expense), net